UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
July 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--63.2%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.90%, 9/30/09	850,000,000	850,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.35% - 0.50%, 8/11/09 - 9/8/09	1,400,000,000	1,400,002,775
Bank of America N.A.
0.71% - 0.80%, 11/16/09 - 12/22/09	1,200,000,000	1,200,000,000
Bank of Ireland (Yankee)
1.90%, 10/6/09	300,000,000 a	300,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40% - 0.85%, 8/6/09 - 10/8/09	950,000,000	950,000,000
Barclays Bank PLC (Yankee)
0.35% - 0.82%, 9/14/09 - 11/13/09	1,850,000,000	1,850,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.40% - 0.42%, 8/17/09 - 8/24/09	1,500,000,000	1,500,000,000
Calyon (Yankee)
0.43% - 0.65%, 8/7/09 - 11/2/09	1,150,000,000	1,150,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.41% - 0.88%, 8/11/09 - 10/21/09	1,820,000,000	1,820,000,000
Credit Industriel et Commercial (Yankee)
0.45% - 0.93%, 8/3/09 - 10/28/09	1,325,000,000	1,325,001,734
DZ Bank AG (Yankee)
0.34% - 0.65%, 8/5/09 - 11/3/09	875,000,000	875,000,000
Fortis Bank (Yankee)
0.40% - 1.10%, 8/7/09 - 10/23/09	1,750,000,000	1,750,000,000
ING Bank N.V. (London)
0.87% - 0.93%, 8/7/09 - 8/10/09	900,000,000	900,000,000
Intesa Sanpaolo SpA (Yankee)
0.35% - 1.08%, 8/7/09 - 5/21/10	650,000,000	650,000,000
Lloyds TSB Bank PLC (Yankee)
0.43% - 0.63%, 8/21/09 - 11/3/09	2,000,000,000	2,000,000,000
Mizuho Corporate Bank (Yankee)

0.38% - 0.70%, 8/10/09 - 10/13/09	975,000,000	975,000,000
Natixis (Yankee)
0.52% - 0.75%, 9/14/09 - 11/3/09	1,725,000,000	1,725,000,000
Rabobank Nederland (Yankee)
0.30%, 11/3/09	200,000,000	200,000,000
Royal Bank of Scotland PLC (Yankee)
0.52% - 0.94%, 8/13/09 - 10/23/09	1,600,000,000	1,600,000,000
Societe Generale (Yankee)
0.57% - 0.77%, 8/6/09 - 9/1/09	775,000,000	775,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.39% - 0.73%, 8/11/09 - 10/13/09	465,000,000	465,001,664
UBS AG (Yankee)
0.57% - 0.72%, 9/10/09 - 10/13/09	1,850,000,000	1,850,000,000
Total Negotiable Bank Certificates of Deposit
(cost $26,110,006,173)		26,110,006,173
Commercial Paper--18.3%
Abbey National North America LLC
0.18%, 8/3/09	1,000,000,000	999,990,000
Atlantis One Funding Corp.
0.18% - 0.35%, 8/3/09 - 9/8/09	675,000,000 a	674,790,216
Banco Bilbao Vizcaya Argenteria Puerto Rico
0.50%, 8/11/09	200,000,000	199,972,222
CAFCO LLC
0.49% - 0.60%, 8/10/09 - 8/17/09	125,000,000 a	124,981,083
Cancara Asset Securitisation Ltd.
0.65% - 0.81%, 8/13/09 - 9/22/09	500,000,000 a	499,731,222
CIESCO LLC
0.49%, 8/10/09	100,000,000 a	99,987,750
Clipper Receivables Co.
1.07%, 8/4/09	250,000,000 a	249,977,708
CRC Funding LLC
0.60%, 8/17/09	25,000,000 a	24,993,333
Danske Corp., Inc.
0.37% - 0.40%, 8/28/09 - 9/4/09	940,000,000 a	939,691,300
Gemini Securitization Corp., LLC
0.20%, 8/3/09	500,000,000 a	499,994,444
General Electric Capital Corp.

0.18% - 0.30%, 8/3/09 - 10/29/09	1,150,000,000	1,149,659,250
Gotham Funding Corp.
0.41%, 9/17/09 - 9/18/09	92,247,000 a	92,197,338
Govco Inc.
0.42%, 9/17/09 - 9/22/09	285,000,000 a	284,837,308
ING (US) Funding LLC
0.40% - 0.60%, 8/6/09 - 8/28/09	900,000,000	899,827,500
Societe Generale N.A. Inc.
0.60% - 0.75%, 8/10/09 - 9/4/09	700,000,000	699,669,167
Surrey Funding Corp.
0.45%, 8/6/09	100,972,000 a	100,965,689
Total Commercial Paper
(cost $7,541,265,530)		7,541,265,530
Corporate Note--1.5%
Bank of America Corp.
0.39%, 8/3/09
(cost $600,000,000)	600,000,000	600,000,000
U.S. Government Agencies--1.4%
Federal Home Loan Bank
0.09%, 8/3/09	85,000,000	84,999,575
Federal Home Loan Mortgage Corp.
0.49%, 10/16/09	500,000,000 b,c	500,000,000
Total U.S. Government Agencies
(cost $584,999,575)		584,999,575
Time Deposits--9.9%
Commerzbank AG (Grand Cayman)
0.18% - 0.19%, 8/3/09	1,300,000,000	1,300,000,000
DZ Bank AG (Grand Cayman)
0.20%, 8/3/09	500,000,000	500,000,000
KBC Bank N.V. (Grand Cayman)
0.18%, 8/3/09	1,901,000,000	1,901,000,000
Societe Generale (Grand Cayman)
0.19%, 8/3/09	400,000,000	400,000,000
Total Time Deposits
(cost $4,101,000,000)		4,101,000,000
Repurchase Agreements--7.2%
Barclays Financial LLC

0.20%, dated 7/31/09, due 8/3/09 in the amount of
$566,009,267 (fully collateralized by $6,726,197
Treasury Inflation Protected Securities, 0.88%, due
4/15/10, value $7,625,147 and $534,480,140 U.S
Treasury Notes, 3.13%-4.50%, due 11/15/10-4/30/13,
value $559,494,869)	556,000,000	556,000,000
Deutsche Bank Securities
0.19%, dated 7/31/09, due 8/3/09 in the amount of
$2,400,042,167 (fully collateralized by $553,442,000
Federal Home Loan Bank, 0%, due 9/30/09-1/19/10,
value $552,959,575, $313,270,000 Federal Home Loan
Mortgage Corp., 0%-3.88%, due 12/8/09-3/23/12,
value $321,793,005, $553,614,000 Federal National
Mortgage Association, 2.05%-6.63%, due
9/15/09-5/21/29, value $553,239,391 and
$1,020,739,500 U.S. Treasury Bills, due
8/6/09-1/21/10, value $1,020,008,743)	2,400,000,000	2,400,000,000
Total Repurchase Agreements
(cost $2,956,000,000)		2,956,000,000
Total Investments (cost $41,893,271,278)	101.5%	41,893,271,278
Liabilities, Less Cash and Receivables	(1.5%)	(616,841,463)
Net Assets	100.0%	41,276,429,815

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $3,892,147,391 or 9.4% of net assets.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security--interest rate subject to periodic change.

At July 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	41,893,271,278
Level 3 - Significant Unobservable Inputs	-
Total	41,893,271,278

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008,was extended by the Treasury until April 30, 2009 and had been extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015% .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Plus Fund
July 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--55.6%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.90%, 9/30/09	100,000,000	100,000,000
Bank of America N.A.
0.80%, 11/23/09	50,000,000	50,000,000
Bank of Ireland (Yankee)
1.90%, 10/6/09	100,000,000 a	100,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.65% - 0.75%, 8/10/09 - 8/13/09	100,000,000	100,000,000
Barclays Bank PLC (Yankee)
0.40% - 0.60%, 10/9/09 - 11/10/09	130,000,000	130,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.42%, 8/17/09	100,000,000	100,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.88%, 8/11/09	125,000,000	125,000,000
Credit Industriel et Commercial (Yankee)
0.93%, 8/3/09	100,000,000	100,000,028
DZ Bank AG (Yankee)
0.34%, 11/3/09	100,000,000	100,000,000
Fortis Bank (Yankee)
0.40%, 10/23/09	100,000,000	100,000,000
ING Bank N.V. (London)
0.87%, 8/10/09	100,000,000	100,000,000
Lloyds TSB Bank PLC (Yankee)
0.44%, 10/29/09	125,000,000	125,000,000
Mizuho Corporate Bank (Yankee)
0.38% - 0.50%, 8/12/09 - 10/13/09	100,000,000	100,000,000
Natixis (Yankee)
0.75%, 10/5/09	100,000,000	100,000,000
Royal Bank of Scotland PLC (Yankee)
0.50% - 0.55%, 10/6/09 - 10/30/09	125,000,000	125,000,000
Sumitomo Mitsui Banking Corporation (Yankee)

0.38%, 10/20/09	100,000,000	100,000,000
UBS AG (Yankee)
0.72%, 9/10/09	150,000,000	150,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,805,000,028)		1,805,000,028
Commercial Paper--30.3%
Abbey National North America LLC
0.18%, 8/3/09	100,000,000	99,999,000
Atlantis One Funding Corp.
0.18%, 8/3/09	100,000,000 a	99,999,000
Banco Bilbao Vizcaya Argenteria Puerto Rico
0.50%, 8/11/09	100,000,000	99,986,111
CAFCO LLC
0.60%, 8/17/09	75,000,000 a	74,980,000
Cancara Asset Securitisation Ltd.
0.60%, 10/13/09	40,000,000 a	39,951,333
CHARTA LLC
0.65%, 8/14/09	50,000,000 a	49,988,264
CRC Funding LLC
0.60%, 8/17/09	75,000,000 a	74,980,000
Danske Corp., Inc.
0.40%, 8/28/09 - 9/14/09	125,000,000 a	124,953,056
General Electric Capital Corp.
0.30%, 10/29/09	100,000,000	99,925,833
Govco Inc.
0.40%, 9/8/09	150,000,000 a	149,936,667
Societe Generale N.A. Inc.
0.59%, 8/10/09	17,700,000	17,697,389
Windmill Funding Corp.
0.55%, 8/7/09	50,000,000 a	49,995,417
Total Commercial Paper
(cost $982,392,070)		982,392,070
Corporate Note--2.5%
Bank of America Corp.
0.39%, 8/3/09
(cost $80,000,000)	80,000,000	80,000,000
Repurchase Agreements--11.6%

Barclays Financial LLC
0.20%, dated 7/31/09, due 8/3/09 in the amount of
$276,004,600 (fully collateralized by $1,465,403
Treasury Inflation Protected Securities, 0.88%, due
4/15/10, value $1,661,252, $51,995,100 U.S. Treasury
Bonds, 8%, due 11/15/21, value $71,989,770,
$96,053,560 U.S. Treasury Notes, 3.13%, due 4/30/13,
value $100,338,749 and $174,211,400 U.S. Treasury
Strips, 8/15/20, value $107,530,245)	276,000,000	276,000,000
Deutsche Bank Securities
0.19%, dated 7/31/09, due 8/3/09 in the amount of
$100,001,583 (fully collateralized by $57,455,000
Federal Home Loan Bank, 4.63%, due 2/18/11, value
$61,782,566, $33,885,000 Federal Home Loan Mortgage
Corp., 6.25%-6.88%, due 9/15/10-7/15/32, value
$37,501,630 and $2,773,000 Federal National Mortgage
Association, 5.73%, due 1/22/37, value $2,716,327)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $376,000,000)		376,000,000
Total Investments (cost $3,243,392,098)	100.0%	3,243,392,098
Cash and Receivables (Net)	.0%	721,806
Net Assets	100.0%	3,244,113,904

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $764,783,737 or 23.6% of net assets.

At July 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,243,392,098
Level 3 - Significant Unobservable Inputs	-
Total	3,243,392,098

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008,was extended by the Treasury until April 30, 2009 and had been extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015% .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

           (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)